Equity	12 Months Ended
Dec. 31, 2017
Equity
EQUITY

NOTE 11:-	EQUITY

a.	Composition of share capital:

	December 31, 2017		December 31, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	80,000,000	33,295,618	80,000,000	28,156,728

b.	On December 3, 2015, a special general meeting of shareholders of the Company approved, in accordance with the majority required, a proposal to increase the Company’s authorized share capital by NIS 10,000,000 such that following the increase, the authorized share capital shall equal NIS 20,000,000 divided into 80,000,000 ordinary shares, par value NIS 0.25 each, and to amend the Company’s articles of association accordingly.

c.	Issued and outstanding capital:

	Number of shares	NIS par value

Balance at December 31, 2015	28,119,728	7,029,932

Issuance of share capital	37,000	9,250

Balance at December 31, 2016	28,156,728	7,039,182

Issuance of share capital	5,138,890	1,284,722

Balance at December 31, 2017	33,295,618	8,323,904

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

d.	Issue of shares and warrants and changes in equity:

1.	In September 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 2,068,966 ADSs representing 4,137,932 ordinary shares. In addition, the Company issued unregistered warrants to purchase 1,034,483 ADSs representing 2,068,966 ordinary shares. The offering (the “September 2015 Financing”) resulted in gross proceeds of NIS 34,767 thousand. For further information regarding the warrants, please refer to Note 11.f.3.

In October 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 1,109,196 ADSs representing 2,218,392 ordinary shares. In addition, the Company issued unregistered warrants to purchase 443,678 ADSs representing 887,356 ordinary shares. The offering (the “October 2015 Financing”) resulted in gross proceeds of NIS 18,653 thousand. For further information regarding the warrants, please refer to Note 11.f.3.

As part of the September 2015 Financing, the Company also issued placement agent warrants to purchase 103,448 ADSs representing 206,897 ordinary shares exercisable at $ 5.25 per ADS (equivalent to $ 2.625 per ordinary share), subject to certain adjustments, for a period of five years. In addition, as part of the October 2015 Financing, the Company also issued placement agent warrants to purchase 55,460 ADSs representing 110,920 ordinary shares exercisable at $ 5.25 per ADS (equivalent to $ 2.625 per ordinary share), subject to certain adjustments, for a period of five years.

The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. The fair value of the placement agents warrants issued in the September 2015 Financing and October 2015 Financing at the grant date were NIS 1,224 thousand and NIS 554 thousand, respectively and were considered as additional issuance costs.

The cash issuance costs in relation to the September 2015 Financing and October 31, 2015 Financing were NIS 3,060 thousand and NIS 2,028 thousand, respectively.

In relation to the September 2015 Financing and October 2015 Financing, the Company first allocated the proceeds to the warrants, that due to the dollar exercise price terms and in accordance with IAS 39 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portions of the issuance costs that were allocated to the warrants and to the ordinary share were recorded as financial expense in the Company’s statement of comprehensive loss and to the additional paid in capital in the Company’s balance sheet, respectively.

2.	In January 2017, the Company completed a registered direct offering with certain institutional and accredited investors, pursuant to which it sold an aggregate 2,500,000 ADSs representing 5,000,000 of its ordinary shares and warrants to purchase 1,250,000 ADSs representing 2,500,000 of its ordinary shares for an aggregate purchase price of NIS 18,935 (the “January 2017 Financing”). The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of $2.25 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 125,000 ADSs representing 250,000 ordinary shares exercisable at $2.25 per ADS, subject to certain adjustments, for a period of five years. The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

The issuance costs in relation to the January 2017 Financing was NIS 2,299.

In relation to the January 2017 Financing, the Company first allocated the proceeds to the warrants, that due to the dollar exercise price terms and in accordance with IAS 39 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portions of the issuance costs that were allocated to the warrants and to the ordinary share were recorded as financial expense in the Company’s statement of comprehensive loss and to the additional paid in capital in the Company’s balance sheet, respectively.

The fair value of the warrants issued to the investors in the January 2017 Financing at the commitment date was NIS 7,117 with changes in recorded as financial income in the Company’s statement of comprehensive loss. The fair value of the placement agents warrants issued in the January 2017 Financing at the grant date were NIS 712, and were considered as additional issuance costs.

3.	In December 2017, the Company issued 69,445 ADSs representing 138,890 of its ordinary shares to one of its service providers for its services.

e.	Warrants classified as liability:

1.	On March 31, 2014, 9,907,500 registered warrants (Series 7) that were exercisable into 396,300 ordinary shares of the Company were expired. Accordingly, the Company recorded an amount of NIS 119 thousand as financial income in its statement of comprehensive loss.

2.	As mentioned in Note 11.e.1 and Note 11.e.2, the Company issued warrants as part of the March 2014 Financing and December 2014 Financing. The warrants issued in the March 2014 Financing may be exercised after 6 months from the date of issuance for a period of four years and have an exercise price of $ 6.43 per ADS (equivalent to $ 3.215 per ordinary share) (subject to certain adjustments). The warrants issued in the December 2014 Financing may be exercised for a period of five years following issuance and have an exercise price of $ 4.45 per ADS (equivalent to $ 2.225 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the March 2014 Financing, as of December 31, 2015, 2016 and 2017 were NIS 2,163 thousand, NIS 126 thousand and NIS 0 thousands, respectively. The fair value of the warrants issued as part of the December 2014 Financing, as of December 31, 2015, 2016 and 2017 were NIS 5,446 thousand, NIS 3,597 thousand, and NIS 130 thousand, respectively. Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

3.	As mentioned in Note 11.e.3, the Company issued warrants as part of the September 2015 Financing and October 2015 Financing. These warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of $ 5.25 per ADS (equivalent to $ 2.625 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the September 2015 Financing, as of December 31, 2015, 2016 and 2017 were NIS 6,370 thousand, NIS 4,430 thousand, and NIS 2,027 thousand, respectively. The fair value of the warrants issued as part of the October 2015 Financing, as of December 31, 2015, 2016 and 2017 were NIS 2,746 thousand, NIS 1,914 thousand, and NIS 873 thousand, respectively.

Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

4.	As mentioned in Note 11.e.4 the Company issued warrants as part of the January 2017 Financing. The fair value of the warrants issued as part of the January 2017 Financing, as of commitment date and December 31, 2017 were NIS 7,117 thousand, and NIS 4,007 thousand, respectively. Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company’s statement of comprehensive loss.

g.	Warrants classified as equity:

The Company had 39,042,000 registered warrants (Series 10) that were exercisable into 1,561,680 ordinary shares of the Company for NIS 9.85 per share. The warrants were exercisable, according to the court approval, until October 31, 2017.

The Company had 37,372,500 registered warrants (Series 11) that were exercisable into 1,494,900 ordinary shares of the Company for NIS 9.80 per share. The warrants were exercisable, according to the court approval, until October 31, 2017.

The Company had 1,470,000 registered warrants (Series 12) that were exercisable into 1,470,000 ordinary shares of the Company for NIS 15.29 per share. The warrants were exercisable, according to the court approval, until October 31, 2017.

As described at Note 12.e.3, in September and October 2015 the company issued warrants to purchase 2,275,863 and 998,276 of the Company’s ordinary shares, respectively.

On October 31, 2017 the registered warrants (Series 10,11,12) expired.

h.	Stock options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 ESOP the Company reserved for issuance 1,000,000 shares of ordinary shares, NIS 0.25 par value each.